STOCK BASED COMPENSATION (Details 1) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Warrants [Roll Forward]
Outstanding at beginning	16,118,110	16,178,110	614,923
Granted - Stock-based compensation warrants		250,000	20,002,560
Exercised - Investor warrants		(270,000)
Forfeited or expired - Investor warrants			(4,213,331)
Forfeited or expired - Stock-based compensation warrants		(40,000)	(226,042)
Outstanding at end		16,118,110	16,178,110
Exercisable at end		16,118,110
Warrants, Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning	$ 1.22	$ 1.23	$ 5.08
Granted - Stock-based compensation warrants		1.00	1.56
Exercised - Investor warrants		1.00
Forfeited or expired - Investor warrants			3.03
Forfeited or expired - Stock-based compensation warrants		4.32	7.37
Outstanding at end		1.22	$ 1.23
Exercisable at end		$ 1.22
Post Reverse Stock Split [Member]
Warrants [Roll Forward]
Outstanding at beginning	793,468
Granted - Stock-based compensation warrants	0
Outstanding at end	793,468	793,468
Exercisable at end	793,468
Warrants, Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning	$ 24.46
Granted - Stock-based compensation warrants	0
Outstanding at end	24.46	$ 24.46
Exercisable at end	$ 24.46